ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2025
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Redeemable non-controlling interests (Note)	39,142	188,964
Advance from customers	149,687	108,946
Salary and welfare payables	42,259	34,739
Accrued expenses	57,839	48,251
Current portion of operating lease liabilities	40,341	19,117
Liability under reverse factoring program	—	19,800
Guaranteed customer loans	33,435	61
Liability under factoring program	30,000	—
Tax payables	4,223	2,850
Deposits from marketplace sellers	36,185	34,746
Others	27,062	26,202
Total	460,173	483,676

Note: As of December 31, 2024 and 2025, redeemable non-controlling interest at the amount of RMB39,142 and RMB188,964, respectively, was classified as accrued expenses and other current liabilities due to the exercise redemption right.